Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Tangible assets	€ 746	€ 645
Intangible assets	648	1,252
Total Non-current assets	1,394	1,897
Current financial assets
Trade receivables	1,561	1,624
Other financial assets	571	670
Cash and cash equivalents	11,083	15,126
Total Current financial assets	13,215	17,420
Inventories
Raw materials and supplies	1,516	1,350
Unfinished products	485	477
Finished products and goods	1,732	1,819
Income tax reimbursement claims	52	33
Other assets	1,454	883
Total Other current assets	5,239	4,562
Total Current assets	18,454	21,982
Total assets	19,848	23,879
Equity
Subscribed capital	38,417	37,722
Capital reserve	100,769	98,677
Capital reserve from foreign currency conversion adjustments	700	(154)
Loss carried forward	(120,403)	(109,824)
Net loss of the year	(16,102)	(10,579)
Total equity	3,381	15,842
Long-term liabilities
Long-term financial liabilities	12,355	3,597
Current financial liabilities
Trade payables	1,084	2,093
Current financial debt	170	274
Other financial liabilities	20	59
Total current liabilities	1,274	2,426
Other current liabilities
Income tax provision
Other provisions	2,535	1,824
Other current liabilities	303	190
Total other current liabilities	2,838	2,014
Total liabilities	4,112	4,440
Total equity and liabilities	€ 19,848	€ 23,879